SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Merger
Revenues	$ 116,461	$ 1,103,975	$ 5,046,559
Net loss	$ (1,986,544)	$ (43,089,977)	$ (6,922,753)
Net loss per share		$ (4.85)